Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance Beginning at Dec. 31, 2016		$ 1,087	$ 26,600	$ 4,449		$ 261	$ 321	$ (32,145)	$ 573		$ 573
Income (loss)								(6,244)	(6,244)		(6,244)
Total other comprehensive income (loss)							461		461		(461)
Total comprehensive loss							461	(6,244)	(5,783)		5,783
Issue of share capital, net of issue expenses	[1]	189	769						958		958
Issue of share capital, net of issue expenses	[2]	2,207	7,928						10,135		10,135
Issue of share capital, net of issue expenses	[3]	329	1,315						1,644		1,644
Cost of share-based payment				862					862		862
Balance Ending at Dec. 31, 2017		3,812	36,612	5,311		261	782	(38,389)	8,389		8,389
Income (loss)								(8,523)	(8,523)	(426)	(8,949)
Total other comprehensive income (loss)							(285)		(285)		285
Total comprehensive loss							(285)	(8,523)	(8,808)	(426)	9,234
Non-controlling interests arising from initially consolidated company										318	318
Issue of share capital, net of issue expenses		10	(10)
Expiration of share options			1,506	(1,506)
Cost of share-based payment				604					604		604
Balance Ending at Dec. 31, 2018		3,822	38,108	4,409		261	497	(46,912)	185	(108)	77
Income (loss)								(4,794)	(4,794)	108	(4,686)
Total other comprehensive income (loss)
Total comprehensive loss											4,686
Issue of share capital, net of issue expenses	[4]	1,777	322						2,099		2,099
Conversion of convertible debentures (Note 13b)		724	783						1,507		1,507
Registration of the resale of warrants (Note 17e)					464				464		464
Expiration of share options			100	(100)
Cost of share-based payment				553					553		553
Balance Ending at Dec. 31, 2019		$ 6,323	$ 39,313	$ 4,862	$ 464	$ 261	$ 497	$ (51,706)	$ 14		$ 14

[1]	Net of issue expenses of $61.
[2]	Net of issue expenses of $1,865.
[3]	Net of issue expenses of $156.
[4]	Net of issue expenses of $469.